FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Renegotiated Loans and Expected Credit Loss (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	S/ 2,100,018	S/ 1,800,465
Allowance for loan losses	8,530,986	9,071,011
Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	2,090,159	1,786,338
Allowance for loan losses	866,151	948,708
Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans COVID	9,706,484	18,941,014
Allowance for loan losses	1,541,085	2,411,953
Stage 1 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	67,619	60,420
Allowance for loan losses	702	1,097
Stage 1 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans COVID	5,137,915	10,747,826
Allowance for loan losses	60,660	178,357
Stage 2 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	23,157	44,861
Allowance for loan losses	1,698	10,617
Stage 2 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans COVID	2,544,631	5,440,274
Allowance for loan losses	211,866	666,092
Stage 3 [Member] | Refinanced Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Refinanced loans	1,999,383	1,681,057
Allowance for loan losses	863,751	936,994
Stage 3 [Member] | Renegotiated Loans [Member]
Renegotiated loans and expected credit loss [Abstract]
Renegotiated loans COVID	2,023,938	2,752,914
Allowance for loan losses	S/ 1,268,559	S/ 1,567,504